Revenue - Disaggregation of Revenue based on Product Categories and Customer Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 2,141,518	$ 2,251,657	$ 1,870,346
Molecular Diagnostics
Disaggregation of Revenue [Line Items]
Revenue	1,126,227	1,143,664	903,976
Life Sciences
Disaggregation of Revenue [Line Items]
Revenue	1,015,291	1,107,993	966,370
Consumables and related | Molecular Diagnostics
Disaggregation of Revenue [Line Items]
Revenue	1,029,791	1,027,215	774,234
Consumables and related | Life Sciences
Disaggregation of Revenue [Line Items]
Revenue	859,133	959,093	841,201
Instruments | Molecular Diagnostics
Disaggregation of Revenue [Line Items]
Revenue	96,436	116,449	129,742
Instruments | Life Sciences
Disaggregation of Revenue [Line Items]
Revenue	$ 156,158	$ 148,900	$ 125,169